Share Capital (Schedule Of Authorized Share Capital) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Ordinary Shares, shares authorized	810,000,000	810,000,000
Executive Shares, shares authorized	1,000	1,000
B Executive Shares, shares authorized	25,000	25,000